Expense Example - Destinations Real Assets Fund	Jul. 02, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,779
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	$ 1,612